Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of June 30, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2012	December 31, 2011
Borrowings under lines of credit	$99,360	$91,899
Other financial liabilities	3,620	6,902
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties (see Note 4.c.)	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$155,192	$126,814